DEFERRED INCOME TAXES - Schedule of Deferred Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Pre tax income	$ 2,725,145	$ 876,539	$ 1,564,849
Tax at federal rate	1,176,432	933,918	745,787
Other	0	12,082	(6,043)
Permanent Adjustment	(376,432)	(84,185)	60,256
Income tax	$ 800,000	861,815	800,000
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	0.00%
Tax at federal rate	$ 0	0	0
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%
Tax at federal rate	$ 1,176,432	$ 933,918	$ 745,787